Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepayments and other current assets [Line Items]
Prepayments and deposits to vendors and content providers	¥ 81,319		¥ 70,347
Interests receivable	78,274		17,050
Employee advances	16,697		12,245
Rental and other deposits	14,214		13,015
Receivables from disposal of subsidiaries and investments	7,986		95,166
Others	23,449		16,909
Total	¥ 221,939	$ 34,111	¥ 224,732